FINANCIAL INSTRUMENTS - RISK MANAGEMENT - Schedule of sensitivity analysis (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Risk management
Percent increase in risk assumption	10.00%
Percent decrease in risk assumption	10.00%
NIS
Risk management
Percent increase in risk assumption	10.00%	10.00%
Increase (decrease) in equity and profit and loss	$ (1,977)	$ (6,906)
Increase (decrease) in equity and profit and loss	$ (198)	$ (690)
EUR
Risk management
Percent increase in risk assumption	10.00%	10.00%
Increase (decrease) in equity and profit and loss	$ 1,711	$ (138)
Increase (decrease) in equity and profit and loss	$ 171	$ (14)
GBP
Risk management
Percent increase in risk assumption	10.00%	10.00%
Increase (decrease) in equity and profit and loss	$ 3,977	$ (316)
Increase (decrease) in equity and profit and loss	$ 398	$ (32)